Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Schedule of basic earnings per share are calculated

	2017	2016	2015
Result attributable to equity holders of the Company (€ in thousands)	(43,637)	(39,103)	(20,832)
Weighted average number of shares outstanding	25,374,807	23,346,507	23,343,262
Basic (and diluted) earnings per share (€ per share)	€(1.72)	€(1.67)	€(0.89)